Financial Instruments - Summary of Financial Assets and Liabilities (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Unbilled receivables	₨ 22,880	₨ 42,486
Fixed-price contracts [member]
Disclosure of detailed information about financial instruments [line items]
Unbilled receivables	₨ 15,038